Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trademark
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years
Customer relationships
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years	3 years
Licenses
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Operating rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years	2 years
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years	3 years
Domain names
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Technology
Weighted average amortization periods of intangible assets
Weighted average amortization period	6 years	6 years
Others.
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years